Loans Receivable (including Covered Loans) - Loans Impaired, Loan Commitments and Loans Serviced (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Receivables [Abstract]
Loans and leases receivable, related parties	$ 55,965	$ 60,278
Loans and leases receivable, related parties, additions	8,750
Loans and leases receivable, related parties, collections	13,063
Recorded investment in impaired loans	341,579	435,185
Troubled Debt Restructuring included in impaired loans	302,713	374,743
Impaired loans with allocated reserves	2,323	196
Reserves on impaired loans	275	60
Average balance of impaired loans	333,815	403,138
Interest income from impaired loans	14,855	21,674
Outstanding fixed-rate origination commitments	230,869	198,504
Loans serviced for others	$ 72,083	$ 86,745